Shareholder Fees - Adirondack Small Cap Fund - Adirondack Small Cap Fund [Default Label]	Aug. 01, 2025 USD ($)
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee	$ 0
Exchange Fee	$ 0